Intangible Assets, net and Goodwill (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Impairments software costs			$ 2.7	$ 5.6
Finite-lived intangible assets capitalized software amount			5.6	$ 5.1
Goodwill asset incremental amount			3.8
Impairments amount	$ 11.9	$ 15.4	$ 14.4